Bank Loans (Details) - Schedule of Maturity Dates Company’s Outstanding Bank Loans	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)
Schedule of Maturity Dates Company’s Outstanding Bank Loans [Abstract]
2025	$ 698,928	$ 518,685
2026	468,427	347,627
2027	468,427	347,627
2028	468,427	347,627
2029	468,427	347,627
Thereafter	1,723,113	1,278,748
Total bank loans	4,295,749	3,187,941
Less: Imputed interest	(625,934)	(464,516)
Present value of bank loans	$ 3,669,815	$ 2,723,425	$ 3,796,443